Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating lease income	$ 709	$ 895	$ 437
Depreciation expense	$ 213	$ 422	$ 206